STOCK-BASED COMPENSATION (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		67,487,788		71,813,169	86,858,704				43,544,606
Shares reserved for future issuance		106,722,288
Number of granted stock options to purchase shares of common stock				2,000,000	45,300,000
Stock-based compensation expense		$ 0	$ 0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 43,820	$ 32,486	$ 178,679	$ 6,035,433
Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vested stock options to purchase shares					45,300,000
Option Valuation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted		$ 0	$ 0.15	$ 0.14	$ 0.13
Unrecognized share-based compensation cost		$ 115,633		$ 159,453	$ 48,438
Unrecognized weighted average period				2 years 4 months 17 days
Unrecognized weighted average period		2 years 1 month 6 days
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of granted stock options to purchase shares of common stock					10,100,000
Chief Executive Officer [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of granted stock options to purchase shares of common stock					10,100,000
Directors and Consultants [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of granted stock options to purchase shares of common stock					35,200,000
Board of Directors [Member] | Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of granted stock options to purchase shares of common stock			1,000,000	2,000,000
Stock options vesting term			3 years	3 years
Stock options exercise price			$ 0.22	$ 0.22
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issuance						100,000,000
2016 Stock Incentive Plan [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				61,265,500	78,265,500
2016 Stock Incentive Plan [Member] | Board and Stockholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance							100,000,000	75,000,000
2019 Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issuance	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		2,200,000		2,300,000
2019 Directors Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				2,300,000	300,000
Legacy Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,022,288		8,247,669	8,293,204